Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
7.	Fair Value of Financial Instruments

Fair Value Measurements

The Company applies the provisions of ASC 820, Fair Value Measurement, which defines a single authoritative definition of fair value, sets out a framework for measuring fair value and expands on required disclosures about fair value measurements. The provisions of ASC 820 relate to financial assets and liabilities as well as other assets and liabilities carried at fair value on a recurring and nonrecurring basis. The standard clarifies that fair value is an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the standard establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	Valuations for assets and liabilities traded in active exchange markets, or interest in open-end mutual funds that allow a company to sell its ownership interest back at net asset value on a daily basis. Valuations are obtained from readily available pricing sources for market transactions involving identical assets, liabilities, or funds.

Level 2	Valuations for assets and liabilities traded in less active dealer, or broker markets, such as quoted prices for similar assets or liabilities or quoted prices in markets that are not active. Level 2 instruments typically include U.S. Government and agency debt securities and corporate obligations. Valuations are usually obtained through market data of the investment itself as well as market transactions involving comparable assets, liabilities or funds.

Level 3	Valuations for assets and liabilities that are derived from other valuation methodologies, such as option pricing models, discounted cash flow models or similar techniques, and not based on market exchange, dealer, or broker-traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets or liabilities.

Fair value estimates are made at a specific point in time based on relevant market information and information about the financial or nonfinancial asset or liability.

The Company has elected to apply the fair value option to certain notes payable with conversion features as discussed in Note 9, Notes Payable. Fair value measurements associated with the warrant liabilities, and notes payable represent Level 3 valuations under the fair value hierarchy.

Notes Payable at Fair Value

The Company has elected to measure certain notes payable at fair value issued under the Notes Purchase Agreement, as amended (“NPA”) as they contain embedded liquidation premiums with conversion rights that represent embedded derivatives (see Note 9, Notes Payable). The Company used a binomial lattice model to value the notes payable issued on June 9, 2021 and August 10, 2021 to a US-based investment firm. A binomial lattice model is widely used for valuing convertible notes. The significant assumptions used in the binomial lattice model include the risk-free rate, annual dividend yield, expected life, and volatility of the Company’s stock.

The fair value adjustments related to warrant liabilities and notes payables were recorded in Change in Fair Value Measurements on the unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss.

Commitment to Issue Class A Common Stock

Upon the Closing of the Business Combination, the Company assumed an obligation of PSAC to deliver 2,387,500 registered shares of Class A Common Stock to an entity that provided consulting and advisory services in connection with the Business Combination to PSAC for no consideration. As of June 30, 2022, the Company’s registration statement covering these shares is not effective.

Prior to the adoption of ASU 2020-06, the agreement with the service provider specified that the shares to be delivered are required to be registered, which is considered to be outside of the control of the Company, and therefore this obligation failed to qualify for equity treatment under ASC 815-40-25-10, and net cash settlement was assumed.

As a result, in conjunction with recording the assets and liabilities of PSAC on the Closing of the Business Combination, the Company recorded a liability of $32,900 for the Obligation to issue registered shares of Class A Common Stock in the Consolidated Balance Sheets during the year ended December 31, 2021. As of December 31, 2021, the fair value of the liability was $12,635 resulting in a gain of $20,265 recorded in the Change in Fair value measurements in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2021.

On January 1, 2022, upon the adoption of ASU 2020-06, the requirement to consider whether settlement is required to be in registered shares is no longer required to be considered in an entity’s evaluation of net cash settlement, however ASC 480-10-S99-3a was not amended in a similar fashion and therefore the Company, as part of the adjustments due to the adoption of ASU 2020-06, reclassified the Obligation to issue registered shares of Class A Common Stock from liabilities to the Commitment to issue Class A Common Stock within temporary equity in the Condensed Consolidated Balance Sheets as of June 30, 2022.

On July 21, 2022, the Company amended its agreement with the service provider to permit the delivery of 2,387,500 unregistered shares of Class A Common Stock in satisfaction of its obligation. The shares were issued on July 22, 2022.

Recurring Fair Value Measurements

Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following tables present financial assets and liabilities remeasured on a recurring basis by level within the fair value hierarchy:

	June 30, 2022
	Level 1	Level 2	Level 3
Liabilities:
Notes payable	$—	$—	$68,199
Private Warrants	—	—	316

	December 31, 2021
	Level 1	Level 2	Level 3
Liabilities:
Notes payable	$—	$—	$161,282
Private Warrants	—	—	642
Obligation to issue registered shares of Class A Common Stock	—	—	12,635

The carrying amounts of the Company’s financial assets and liabilities, including cash, restricted cash, deposits, and accounts payable approximate fair value because of their short-term nature or contractually defined value.

The following table summarizes the activity of Level 3 fair value measurements:

	Notes Payable at Fair Value	Private Warrants	Obligation to Issue Registered Shares
Balance as of December 31, 2021	$161,282	$642	$12,635
Reclassification of obligation to issue registered shares of Class A Common Stock upon adoption of ASU 2020-06	—	—	(12,635)
Changes in fair value measurements	(6,018)	(326)	—
Cash payments	(87,065)	—	—
Balance as of June 30, 2022	$68,199	$316	$—

8. Fair Value of Financial Instruments

Cash Equivalents

The fair value of the Company’s money market funds is based on the closing price of these assets as of the reporting date, which are included in cash equivalents. The Company’s money market funds are classified within Level 1 of the fair value hierarchy because they are valued using quoted prices for identical instruments in active markets. The Company had no cash equivalents at December 31, 2021 and 2020.

Related Party Notes Payable and Notes Payable at Fair Value

The Company has elected to measure certain related party notes payable and notes payable at fair value issued under the Notes Purchase Agreement, as amended (“NPA”) as they contain embedded liquidation premiums with conversion rights that represent embedded derivatives (see Note 9, Related Party Notes Payable and Note 10, Notes Payable). Except for notes payable issued on June 9, 2021, and August 10, 2021, the Company employed the yield method to value the related party notes payable and notes payable. This valuation method uses a discounted cash flow analysis, estimating the expected cash flows for the debt instrument in different scenarios and then discounting them at the market yield. The significant unobservable input used in the fair value measurement is the market yield. The market yield is determined using external market yield data, including yields exhibited by publicly traded bonds by S&P credit rating as well as the borrowing rates of guideline public companies. The yield is affected by the market movements in credit spreads and bond yields. In general, increases in the yield would decrease the fair value of the liability, and conversely, decreases in the yield would increase the fair value of the liability. The Company used a binomial lattice model to value the notes payable issued on June 9, 2021, and August 10, 2021 to a US-based investment firm as described under Note 10, Notes Payable. A binomial lattice model is widely used for valuing convertible notes. The significant assumptions used in the binomial lattice model include the risk-free rate, annual dividend yield, expected life, and volatility of the Company’s stock. Fair value measurements associated with related party notes payable and notes payable represent Level 3 valuations under the fair value hierarchy.

The fair value adjustments related to related party notes payables and notes payables were recorded in Change in Fair Value Measurements on the Consolidated Statements of Operations and Comprehensive Loss.

Warrants

In conjunction with notes payable agreements entered into with Ares Capital Corporation (“Ares”) on March 1, 2021 (see Note 10, Notes Payable (1)), the Company agreed to issue warrants to purchase a variable number of the Company’s shares (“Ares Warrants”). The commitment to issue the Ares Warrants initially met the definition of a derivative and did not meet the equity scope exception in ASC 815-40 as the warrants were not considered indexed to the entity’s own equity given the variable number of underlying shares and exercise prices, and the fair value was recorded as a liability. The Company determined the commitment to issue warrants was a liability as of March 1, 2021, and estimated the fair value of the warrants to be $5,000. Upon issuance of the Ares Warrants on August 5, 2021, the number of shares underlying the Ares Warrants and exercise price were fixed at 670,092 and $10.00 per share, respectively, and the Ares Warrants met all other requirements of the equity scope exception under ASC 815-40. The issuance of the warrants satisfied the commitment to issue warrants. As such, the Ares Warrants were determined to be equity classified and were recorded in APIC. The Company determined that the fair value of the Ares Warrants as of August 5, 2021 was $2,507.

The Company used the Black-Scholes option pricing model to value the Ares Warrants. The Black-Scholes model requires the use of several assumptions including, the exercise price of the warrant, the term over which the warrants can be exercised, the risk-free rate, the underlying stock price, and the volatility of the underlying stock price.

In conjunction with notes payable issued under the NPA (see Note 10, Notes Payable (10)), on various dates in September 2020, January 2021 and March 2021, the Company issued warrants to a US-based investment firm to purchase an aggregate of 1,187,083 shares of Class A Common Stock with exercise price of $10.00 per share and expiration dates 7 years from the dates of issuance, which were adjusted for down-round provisions in the original warrant agreements. The fair value of the warrants was recorded in APIC because the warrants met the derivative accounting scope exception in ASC 815-40 for certain contracts involving an entity’s own stock. The Company estimated the fair value of warrants issued in January 2021 and March 2021 to be $1,988 and the fair value of the warrants issued in September 2020 to be $490, which are included in APIC on the Consolidated Balance Sheets as of December 31, 2021 and 2020, respectively. The Company utilized the Black-Scholes valuation model to value the September 2020, January 2021, and March 2021 warrants. The Black-Scholes model requires the use of several assumptions including the warrant exercise price, the term of the warrants, the risk-free rate, the underlying stock price, and the volatility of the underlying stock price. On August 10, 2021, these warrants were replaced with the issuance of warrants with the rights to purchase 1,187,083 shares of Class A Common Stock at an exercise price of $10.00 per share and with the same expiration dates as the previous warrants. The number of shares and exercise prices were adjusted for down-round provisions in the original warrant agreements.

In conjunction with the issuance of additional notes payable to the same US-based investment firm on June 9, 2021 (see Note 10, Notes Payable), the Company issued warrants to purchase up to 1,500,000 of Class A Common Stock with an exercise price of $10.00 per share and an expiration date 7 years from the date of issuance, which were adjusted for down-round provisions in the original warrant agreements. The Company determined the warrants are indexed to the Company’s own stock and, as such, meet the scope exception in accordance with ASC 815-40. Upon their issuance, the Company estimated the fair value of the warrants to be $5,125, which is recorded in APIC on the Consolidated Balance Sheets as of December 31, 2021. The Company utilized the Black-Scholes valuation model to value the warrants.

In conjunction with the issuance of the Optional Notes on August 10, 2021 (see Note 10, Notes Payable,(2)), the Company issued warrants to purchase up to 1,187,083 shares of Class A Common Stock with an exercise price of $10.00 per share and an expiration date of August 10, 2028. The fair value of the warrants was recorded in equity because the warrants meet the derivative accounting scope exception in ASC 815-40 for certain contracts involving an entity’s own stock. The Company estimated the fair value of the warrants to be $7,976, which is included in APIC on the Consolidated Balance Sheets as of December 31, 2021. The Company utilized a Black-Scholes valuation model to value the August 10, 2021 warrants. The Black-Scholes model requires the use of several assumptions including the warrant exercise price, the term of the warrants, the risk-free rate, the underlying stock price, and the volatility of the underlying stock price.

Upon the Closing of the Business Combination, the Company assumed 22,977,568 Public Warrants and 594,551 Private Warrants from PSAC. The Company also issued 80,000 Private Warrants to settle related party notes of PSAC (see Note 3, Business Combination). The Public Warrants are indexed to the Company’s own stock and, as such, meet the scope exception in accordance with ASC 815-40 to be classified in equity. The Private Warrants are classified as liabilities and the fair value is included in Other Liabilities, Less Current Portion on the Consolidated Balance Sheets. The Company valued the Private Warrants using a binomial lattice model. Inherent in a binomial lattice model are assumptions related to risk free rate, annual dividend yield, expected warrant life, and volatility of the Company’s stock. The Company estimated the fair value of the Private Warrants to be $2,152 upon their assumption from PSAC on July 21, 2021 and $642 as of December 31, 2021. Changes in the fair value of the Private Warrants are recorded in Change in Fair Value Measurements in the Company’s Consolidated Statements of Operations and Comprehensive Loss.

Fair value measurements associated with the Private Warrants liabilities represent Level 3 valuations under the fair value hierarchy.

Obligation to Issue Registered Shares of Class A Common Stock

PSAC entered into a transaction services agreement, dated as of October 13, 2020 (and amended on October 28, 2020), pursuant to which Riverside Management Group (“RMG”) provided consulting and advisory services in connection with the Business Combination in exchange for (i) $10,000 in cash from PSAC at the closing of the Business Combination, (ii) 1,697,500 unregistered shares of Class A Common Stock with an equal amount of shares of common stock in PSAC being forfeited by the PSAC Sponsor for no consideration immediately prior to the Closing, and (iii) 690,000 unregistered shares of Class A Common Stock issued by the Company in conjunction with the closing of the Business Combination having a value equal to $6,900 and an attributed value of $10.00 per share.

On July 18, 2021, the Company entered into an omnibus transaction services fee agreement and acknowledgement (“Agreement and Acknowledgement”) with RMG. Pursuant to the Agreement and Acknowledgement, the Company will issue 2,387,500 registered shares of Class A Common Stock to the parties upon effectiveness of the registration statement covering these shares. As of December 31, 2021, the Company’s registration statement is not effective.

As the Agreement and Acknowledgement specified that delivery of these shares will occur upon effectiveness of a registration statement covering the shares, which is considered to be outside of the control of the Company, this obligation failed to qualify for equity treatment under ASC 815-40-25-10 and 25-14, and net cash settlement is assumed.

As a result, in conjunction with recording the assets and liabilities of PSAC on the closing of the Business Combination, the Company recorded a liability of $32,900 to issue registered shares of Class A Common Stock, with a corresponding amount recorded in APIC as transaction costs in the Consolidated Balance Sheets. As of December 31, 2021, the fair value of the liability was $12,635 resulting in a gain of $20,265 recorded in the Change in Fair Value Measurements in the Consolidated Statements of Operations and Comprehensive Loss (see Note 13, Stockholders’ Equity (Deficit)).

The Company used the probability-weighted expected return method (“PWERM”) to determine the fair value of the obligation to issue registered shares. The PWERM framework is a scenario-based methodology that estimates the fair value of the obligation based upon an analysis of future values of the settlement of the obligation to issue shares, assuming various outcomes. The probability weightings assigned to certain potential scenarios were based on management’s assessment of the probability of settlement of the liability in cash or shares and an assessment of the timing of settlement. In the equity settlement scenario, the obligation valuation was based on the Company’s share price as of each valuation date. In the cash settlement scenario, the obligation valuation was based the cash payment that equates to the share price times total shares to be issued, discounted to each valuation date.

Fair value measurements associated with the obligation to issue shares represent Level 3 valuations under the fair value hierarchy.

Recurring Fair Value Measurements

Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following tables present financial assets and liabilities remeasured on a recurring basis by level within the fair value hierarchy:

	December 31, 2021
	Level 1	Level 2	Level 3
Liabilities:
Notes payable	$—	$—	$161,282
Private Warrants	—	—	642
Obligation to issue registered shares of Class A Common Stock	—	—	12,635

	December 31, 2020
	Level 1	Level 2	Level 3
Liabilities:
Related party notes payable	$—	$—	$32,949
Notes payable	—	—	59,742
The9 Conditional Obligation	—	—	1,128

The carrying amounts of the Company’s financial assets and liabilities, including cash, restricted cash, deposits, and accounts payable approximate fair value because of their short-term nature or contractually defined value.

The following table summarizes financial instruments carried at fair value:

	Related Party Notes Payable at Fair Value	Notes Payable at Fair Value	The9 Conditional Obligation	Private Warrants	Obligation to issue Registered Shares of Class A Common Stock
Balance as of December 31, 2019	$31,418	$22,326	$5,000	$—	$—
Proceeds	—	30,000	—	—	—
Changes in fair value	1,531	7,416	(3,872)	—	—
Balance as of December 31, 2020	$32,949	$59,742	$1,128	$—	$—
Proceeds, net or original issuance discount	—	171,929	—	—	—
Original issue discount (1)	—	11,860	—	—	—
Proceeds allocated to equity classified warrants	—	(17,596)	—	—	—
Issuance of warrant liabilities	—	—	—	290	—
Transaction costs and consent fees charged to interest expense	—	5,022	—	—	—
Private warrant liability and obligation to issue registered shares assumed in Business Combination	—	—	—	2,152	32,900
Repayment of principal and liquidation premium	(27,593)	(48,210)	—	—	—
Conversion to equity	(5,519)	(52,473)	(2,863)	—	—
Changes in fair value measurements	163	31,008	1,735	(1,800)	(20,265)
Balance as of December 31, 2021	$—	$161,282	$—	$642	$12,635

(1)	Original issue discount represents the amount withheld by the note payable holder upon issuance of the note which will be paid, in addition to the full note payable principal, to the lender upon maturity of the notes payable. The original issue discount is included in Change in Fair Value Measurements on the Consolidated Statements of Operations and Comprehensive Loss.